Schedule of deferred tax assets and liabilities (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025	Oct. 01, 2025	Dec. 31, 2024	Dec. 31, 2023
Change in Accounting Estimate [Line Items]
Capital loss carryover		$ 70,627		$ 70,627
Stock option expense		2,043,599		1,674,554
Deferred revenue		3,774		6,935
Fixed assets		8,794		23,992
Transaction costs		924,764		942,062
Forward purchase contract				8,155,953
Goodwill		26,180,613		28,404,108
NOL carry forward		16,551,647		5,030,672
Accrued expenses		3,917
Contract assets		789,914
Right of use assets		173,934		214,124
Total deferred tax assets		46,751,583		44,523,027
Lease liabilities		(133,944)		(172,195)
Financial indemnification liability		(267,266)	$ (1,091,772)
Stand ready liability		(522,648)	$ (2,135,000)
Total deferred tax liabilities		(923,858)		(172,195)
Net deferred tax assets	$ 8,500,000	45,827,725		44,350,832
Valuation allowance		(45,827,725)		(44,350,832)
Deferred tax asset
Change in Deferred Tax [Member]
Change in Accounting Estimate [Line Items]
Capital loss carryover
Stock option expense					369,045
Deferred revenue					(3,161)
Fixed assets					(15,198)
Transaction costs					(17,298)
Forward purchase contract					(8,155,953)
Goodwill					(2,223,495)
NOL carry forward					11,520,975
Accrued expenses					3,917
Contract assets					789,914
Right of use assets					(40,190)
Total deferred tax assets					2,228,556
Lease liabilities					38,251
Financial indemnification liability					(267,266)
Stand ready liability					(522,648)
Total deferred tax liabilities					(751,663)
Net deferred tax assets					1,476,893
Valuation allowance					(1,476,893)
Deferred tax asset